Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash flows provided by (used in) operating activities
Net loss	$ (18,490)	$ (11,572)
Adjustments to reconcile net loss to net cash provided (used in) by operating activities
Depreciation and amortization	14,125	13,175
Amortization of deferred financing costs	625	587
Non-cash reduction to the operating lease right-of-use assets	539	587
Deferred income taxes	(1,994)	(3,296)
Non-cash foreign currency loss	(395)	(3)
Stock-based compensation	2,570	2,050
Provision for doubtful accounts	(129)	55
Change in fair value of warrant liability	(3)	(27)
Change in operating assets and liabilities, net of operating assets and liabilities acquired:
Accounts receivable	(3,227)	(2,635)
Inventories	1,302	4,994
Prepaid expenses and other current assets	926	1,591
Accounts payable and accrued liabilities	5,589	(8,511)
Deferred revenue	(108)	132
Income taxes payable	1,079	(213)
Operating lease liabilities	(496)	(894)
Cash provided by (used in) operating activities	1,912	(3,980)
Cash flows (used in) provided by investing activities
Additions to intangible assets	(3,814)	(2,790)
Additions to property and equipment	(1,025)	(635)
Payments for acquisitions, net of cash acquired	0	(45,078)
Cash flows (used in) provided by investing activities	(4,839)	(48,503)
Cash flows (used in) provided by financing activities
Repayment of term loan	(788)	(788)
Repayment of other borrowings - notes payable	(536)	(118)
Equity financing fees	0	(126)
Payment of deferred financing costs	0
Payment of financing lease obligations	0	(66)
Cash (used in) provided by financing activities	(1,324)	(1,550)
Effect of exchange rate change on cash	202	(26)
Change in Cash and Restricted cash	(4,049)	(54,059)
Cash and Restricted Cash, beginning of period	35,007	86,343
Cash and Restricted Cash, end of period	30,961	32,284
Supplemental cash flow information:
Interest paid	11,357	7,717
Taxes paid (net of refunds)	45	317
Non-cash investing and financing activities:
Fair value of KORE common stock issued pursuant to acquisition	0	23,295
ASU 2020-06 Adoption	0	15,163
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities upon the adoption of ASC 842	0	9,604
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	$ 0	420
Cumulative Effect, Period of Adoption, Adjusted Balance
Cash flows (used in) provided by financing activities
Payment of deferred financing costs		$ (452)